Equity (Schedule of Share Capital) (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Apr. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	May 31, 2023	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2022
Disclosure Of Share capital [Line Items]
Common stock (amounts in US$ '000)	$ 51,000					$ 55,000						$ 58,000
Common shares, of nominal US$ 0.001	51,247,287					55,327,520
US$ per share	$ 0.001					$ 0.001						$ 0.001
Number of common shares (US$ 0.001 each)	5,171,949,000					5,171,949,000
Amount in US$	$ 5,171,949					$ 5,171,949
Stock awards One [Member]
Disclosure Of Share capital [Line Items]
Common stock (amounts in US$ '000)			$ 51,000		$ 55,000				$ 58,000		$ 58,000
Common shares, of nominal US$ 0.001			200,000		200,000				100,000
Buyback program [Member]
Disclosure Of Share capital [Line Items]
Common stock (amounts in US$ '000)	$ 51,000	$ 51,000		$ 51,000		$ 55,000	$ 56,000	$ 57,000		$ 58,000
Ordinary shares [member]
Disclosure Of Share capital [Line Items]
Common shares, of nominal US$ 0.001	51,247,287					55,327,520